Estimated useful lives (Detail)	12 Months Ended
Dec. 31, 2011
Office building
Property, Plant and Equipment [Line Items]
Estimated useful life	33 - 40 years
Office furniture
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Computers & office equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	4 years
Game servers
Property, Plant and Equipment [Line Items]
Estimated useful life	4 years
Motor vehicle
Property, Plant and Equipment [Line Items]
Estimated useful life	6 years
Office improvement
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Leasehold improvement
Property, Plant and Equipment [Line Items]
Estimated useful life	Lesser of the term of the lease or the estimated useful lives of the assets
Software
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years